Note 17 - Other Non Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 15, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 17 - Other Non Current Liabilities (Details) [Line Items]
Lease Termination Expenses	$ 5,750
Outstanding Lease Termination Fee				5,306
Outstanding Lease Termination Fee NonCurrent		3,705	3,906
Tranche A [Member]
Note 17 - Other Non Current Liabilities (Details) [Line Items]
Outstanding Lease Termination Fee			4,500
Tranche B [Member]
Note 17 - Other Non Current Liabilities (Details) [Line Items]
Outstanding Lease Termination Fee			$ 806
Tranche A [Member]
Note 17 - Other Non Current Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.00%